[LETTER HEAD OF COOLEY GODWARD]	ATTORNEYS AT LAW	Broomfield, CO
720 566-4000
Reston, VA 703 456-8000
Five Palo Alto Square 3000 El Camino Real Palo Alto, CA 94306-2155 Main 650 843-5000 Fax 650 849-7400
San Diego, CA 858 550-6000

San Francisco, CA 415 693-2000

September 22, 2004	www.cooley.com

SUZANNE SAWOCHKA HOOPER
VIA EDGAR	(650) 843-5180
hooperss@cooley.com

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attn: Filing Desk

RE:	CONOR MEDSYSTEMS, INC.
CIK: 0001108271
REGISTRATION STATEMENT ON FORM S-1

Ladies and Gentlemen:

On behalf of Conor Medsystems, Inc. (the “Registrant”), and for the purpose of registering shares of the Registrant’s Common Stock with a proposed maximum aggregate offering price of $70,000,000 under the Securities Act of 1933, as amended, we are electronically transmitting hereunder one (1) conformed copy of a Registration Statement on Form S-1, together with all exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five (5) years.

The amount of $8,869.00 was transferred to the account of the Securities and Exchange Commission (the “SEC”) by federal wire transfer on September 20, 2004, pursuant to Rule 13(c) of Regulation S-T and verification of the receipt of said funds has been received from the SEC.

If you have any questions, please contact me at 650-843-5180.

Sincerely,

/s/ Suzanne Sawochka Hooper

Suzanne Sawochka Hooper